Inventories, Net - Schedule of Inventories Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Gross inventories	$ 1,467,724	$ 4,607,058
Less: allowance for impairment	(40,008)	(218,068)	$ (178,561)
Inventories, net	$ 1,427,716	$ 4,388,990